UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01545
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Commodity Strategy Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Commodity Strategy Fund
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	31
Officers and Trustees	34
Important Notices	35

Eaton Vance
Commodity Strategy Fund
June 30, 2011
Performance1
Portfolio Manager John B. Brynjolfsson, CFA

	Class A	Class C	Class I
Symbol	EACSX	ECCSX	EICSX
Inception Date	4/8/10	4/8/10	4/8/10

% Average Annual Total Returns at net asset value (NAV)

Six Months	-2.27	-2.65	-2.18
One Year	26.92	26.01	27.23
Since Inception	13.33	12.37	13.46

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-6.95	-3.62	-2.18
One Year	20.87	25.01	27.23
Since Inception	8.92	12.37	13.46

% Maximum Sales Charge	Class A	Class C	Class I

	4.75	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

Gross	1.72	2.47	1.47
Net	1.50	2.25	1.25

Comparative Performance[3]	% Return

Dow Jones-UBS Commodity Index Total Return

Six Months	-2.58
One Year	25.91
Since Inception (4/8/10)	13.81

Lipper Commodity General Funds Average*

Six Months	1.37
One Year	28.61
Since Inception (4/8/10)	13.30

* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Commodity Strategy Fund
June 30, 2011
Fund Profile
Asset Allocation (% of net assets; excluding derivatives and options)
Commodity Exposure4

Energy	34.40
Crude Oil	15.32
Natural Gas	10.90
Heating Oil	4.10
Unleaded Gas	4.08

Agriculture	27.88
Corn	7.32
Soybeans	7.19
Wheat	3.49
Sugar	2.82
Soybean Oil	2.80
Coffee	2.62
Cotton	1.64

Industrial Metals	17.11
Copper	7.26
Aluminum	5.09
Zinc	2.67
Nickel	2.09

Precious Metals	14.98
Gold	11.15
Silver	3.83

Livestock	5.64
Live Cattle	3.40
Lean Hogs	2.24
Additional Fund Commodity Exposure (% of net assets)4

Gold	1.79
Natural Gas	1.42
Crude Oil	1.40
Soybeans	0.87
Wheat	0.62
Copper	0.59
Silver	0.57
Cotton	0.42
Aluminum	0.39
Gasoline	0.36
Heating Oil	0.34
Sugar	0.31
Live Cattle	0.25
Corn	0.23
Soybean Oil	0.21
Nickel	0.20
Zinc	0.20
Platinum	0.17
Coffee	0.17
Lean Hogs	0.14
See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Commodity Strategy Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/12. Without this expense reimbursement, performance would have been lower.

3.	Dow Jones-UBS Commodity Index Total Return is composed of futures contracts on physical commodities traded on U.S. exchanges. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Commodity Exposure reflects the composition of the Dow Jones-UBS Commodity Index at 6/30/11 to which the Fund’s exposure was 92% of its net assets through its total return swaps. Additional Commodity Exposure reflects the Fund’s exposure to commodity indices through total return swaps (other than the Dow Jones-UBS Commodity Index), commodity futures contracts and commodity options contracts (other than the Dow Jones-UBS Commodity Index).

Fund profile subject to change due to active management.

Notice to Shareholders

Effective March 21, 2011, John B. Brynjolfsson, CFA is the sole portfolio manager on the Fund.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
Class A	$1,000.00	$977.30	$7.35	1.50%
Class C	$1,000.00	$973.50	$11.01	2.25%
Class I	$1,000.00	$978.20	$6.13	1.25%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.50	1.50%
Class C	$1,000.00	$1,013.60	$11.23	2.25%
Class I	$1,000.00	$1,018.60	$6.26	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Consolidated Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 4.7%

		Principal
		Amount*
Security		(000’s omitted)	Value

Brazil — 0.7%

Ceagro Agricola, Ltd., 10.75%, 5/16/16(1)		850	$856,375
Ceagro Agricola, Ltd., 10.75%, 5/16/16(2)		1,150	1,158,625
Morgan Stanley Brazilian Inflation Linked Note, 5.40%, 5/15/15(1)(3)	BRL	2,651	1,700,255

Total Brazil			$3,715,255

Cayman Islands — 1.6%

Blue Fin, Ltd., 8.74%, 5/28/13(1)(4)(5)		3,750	$3,735,000
East Lane Re IV, Ltd., 5.786%, 3/14/14(1)(4)(5)		1,400	1,383,480
Foundation Re III, Ltd., 5.036%, 2/25/15(1)(4)(5)		2,375	2,336,762
Residential Re 2011, Ltd., 8.791%, 6/6/15(1)(4)(5)		750	756,000

Total Cayman Islands			$8,211,242

Chile — 0.2%

BRT Escrow Corp. SpA, 8.00%, 8/18/18(1)		950	$905,825

Total Chile			$905,825

China — 0.4%

Lonking Holdings, Ltd., 8.50%, 6/3/16(1)		1,000	$999,090
Winsway Coking Coal Holdings, Ltd., 8.50%, 4/8/16(1)		1,000	930,000

Total China			$1,929,090

Colombia — 0.3%

Empresas Publicas de Medellin, 8.375%, 2/1/21(2)	COP	2,500,000	$1,478,660

Total Colombia			$1,478,660

India — 0.3%

Vedanta Resources PLC, 8.25%, 6/7/21(1)		1,250	$1,265,625

Total India			$1,265,625

Russia — 0.1%

VimpelCom Holdings BV, 6.255%, 3/1/17(1)		500	$495,960
VimpelCom Holdings BV, 7.504%, 3/1/22(1)		250	251,500

Total Russia			$747,460

Saudi Arabia — 0.2%

Dar Al-Arkan International Sukuk Co., 10.75%, 2/18/15(2)		750	$772,500

Total Saudi Arabia			$772,500

Ukraine — 0.3%

Mriya Agro Holding PLC, 10.95%, 3/30/16(2)		1,500	$1,515,000

Total Ukraine			$1,515,000

Venezuela — 0.6%

Petroleos de Venezuela SA, 8.50%, 11/2/17(2)		4,200	$3,135,300

Total Venezuela			$3,135,300

Total Foreign Corporate Bonds
(identified cost $23,597,935)			$23,675,957

Foreign Government Bonds — 0.1%

		Principal
		Amount
Security		(000’s omitted)	Value

Ukraine — 0.1%

Ukraine Government, 6.25%, 6/17/16(1)		$500	$500,650

Total Ukraine			$500,650

Total Foreign Government Bonds
(identified cost $500,000)			$500,650

U.S. Treasury Obligations — 22.1%

		Principal
		Amount
Security		(000’s omitted)	Value

U.S. Treasury Inflation Protected Notes:
0.125%, 4/15/16(6)		$24,856	$25,415,546
0.50%, 4/15/15(6)		35,278	36,804,930
1.125%, 1/15/21(6)		3,084	3,201,538
1.25%, 4/15/14(6)		9,987	10,598,356
1.25%, 7/15/20(6)		2,784	2,944,151
1.375%, 1/15/20(6)		1,040	1,114,882
2.125%, 2/15/40(6)		832	905,226

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Inflation Protected Notes: (continued)

2.125%, 2/15/41(6)	$25,670	$27,871,727
2.375%, 1/15/25(6)	1,610	1,851,977

Total U.S. Treasury Obligations
(identified cost $109,424,115)		$110,708,333

Exchange-Traded Notes (ETN) — 0.8%

Security	Units	Value

iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0%, 6/12/36(7)	79,684	$3,763,475

Total Exchange-Traded Notes
(identified cost $3,884,409)		$3,763,475

Investment Funds — 0.8%

Security	Shares	Value

iShares Barclays TIPS Bond Fund	36,585	$4,047,764

Total Investment Funds
(identified cost $3,938,801)		$4,047,764

Currency Options Purchased — 0.0%(8)

		Principal
		Amount of
		Contracts		Strike	Expiration
Description		(000’s omitted)		Price	Date	Value

Euro Put Option	EUR	50,000	EUR	1.38	7/7/11	$14,647

Total Currency Options Purchased
(identified cost $273,000)						$14,647

Call Options Purchased — 0.5%

		Number of		Strike	Expiration
Description		Contracts		Price	Date	Value

Brent Crude Oil Future 12/2011, European Style		100		$125.00	11/15/11	$55,000
Light Sweet Crude Oil Future 6/2012		12		130.00	5/17/12	27,600
Light Sweet Crude Oil Future 12/2015		66		100.00	11/17/15	1,156,980
U.S. 5-Year Treasury Note Future 9/2011		700		118.50	8/26/11	957,032

Total Call Options Purchased
(identified cost $1,608,722)						$2,196,612

Put Options Purchased — 0.1%

		Number of		Strike	Expiration
Description		Contracts		Price	Date	Value

Brent Crude Oil Future 10/2011, European Style		128		$100.00	9/12/11	$241,920
Dow Jones-UBS Commodity Index 8/2011		15,000,000		157.94	8/2/11	280,665

Total Put Options Purchased
(identified cost $442,612)						$522,585

Short-Term Investments — 72.3%

U.S. Treasury Obligations — 64.0%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 8/25/11(9)	$220,000	$219,998,240
U.S. Treasury Bill, 0.00%, 9/22/11(9)	100,000	99,996,500

Total U.S. Treasury Obligations
(identified cost $319,985,486)		$319,994,740

Other Securities — 8.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(10)	$41,656	$41,655,526

Total Other Securities
(identified cost $41,655,526)		$41,655,526

Total Short-Term Investments
(identified cost $361,641,012)		$361,650,266

Total Investments — 101.4%
(identified cost $505,310,606)		$507,080,289

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Put Options Written — (0.1)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

Brent Crude Oil Future 12/2011, European Style	100	$75	11/15/11	$(115,000)
Light Sweet Crude Oil Future 8/2011	20	100	7/15/11	(103,200)
Light Sweet Crude Oil Future 6/2012	12	75	5/17/12	(38,880)

Total Put Options Written
(premiums received $257,392)				$(257,080)

Other Assets, Less Liabilities — (1.3)%				$(6,664,091)

Net Assets — 100.0%				$500,159,118

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	- Brazilian Real
COP	- Colombian Peso
EUR	- Euro

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2011, the aggregate value of these securities is $16,116,522 or 3.2% of the Fund’s net assets.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2011.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(8)	Amount is less than 0.05%.

(9)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures and/or swap contracts.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value (identified cost, $463,655,080)	$465,424,763
Affiliated investment, at value (identified cost, $41,655,526)	41,655,526
Foreign currency, at value (identified cost, $691,127)	693,590
Interest receivable	662,795
Interest receivable from affiliated investment	5,619
Receivable for Fund shares sold	6,711,823
Receivable for open forward foreign currency exchange contracts	428,078
Receivable for open swap contracts	2,667,324
Receivable for closed swap contracts	412,838
Premium paid on open swap contracts	2,423,212

Total assets	$521,085,568

Liabilities

Written options outstanding, at value (premiums received, $257,392)	$257,080
Payable for variation margin on open futures contracts	163,201
Payable for open forward foreign currency exchange contracts	70,486
Payable for closed forward foreign currency exchange contracts	27,356
Payable for open swap contracts	16,759,110
Payable for closed swap contracts	18,056
Premium received on open swap contracts	2,258,906
Payable for Fund shares redeemed	771,954
Payable to affiliates:
Investment adviser and administration fee	428,056
Distribution and service fees	46,546
Trustees’ fees	2,065
Accrued expenses	123,634

Total liabilities	$20,926,450

Net Assets	$500,159,118

Sources of Net Assets

Paid-in capital	$502,569,390
Accumulated net realized gain	9,848,487
Accumulated net investment loss	(139,735)
Net unrealized depreciation	(12,119,024)

Total	$500,159,118

Class A Shares

Net Assets	$103,323,854
Shares Outstanding	9,495,401
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.88
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.42

Class C Shares

Net Assets	$29,983,882
Shares Outstanding	2,783,382
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.77

Class I Shares

Net Assets	$366,851,382
Shares Outstanding	33,674,889
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.89

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Interest (net of foreign taxes, $2,702)	$2,405,247
Dividends	95,719
Interest allocated from affiliated investment	62,927
Expenses allocated from affiliated investment	(4,990)

Total investment income	$2,558,903

Expenses

Investment adviser and administration fee	$2,080,622
Distribution and service fees
Class A	107,078
Class C	114,488
Trustees’ fees and expenses	5,710
Custodian fee	154,780
Transfer and dividend disbursing agent fees	90,939
Legal and accounting services	47,053
Printing and postage	28,428
Registration fees	69,497
Miscellaneous	4,536

Total expenses	$2,703,131

Deduct —
Reduction of custodian fee	$10

Total expense reductions	$10

Net expenses	$2,703,121

Net investment loss	$(144,218)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$694,059
Investment transactions allocated from affiliated investment	1,786
Written options	198,725
Futures contracts	(1,051,279)
Swap contracts	10,827,248
Foreign currency and forward foreign currency exchange contract transactions	(558,414)

Net realized gain	$10,112,125

Change in unrealized appreciation (depreciation) —
Investments	$1,913,434
Written options	312
Futures contracts	229,572
Swap contracts	(27,549,192)
Foreign currency and forward foreign currency exchange contracts	360,729

Net change in unrealized appreciation (depreciation)	$(25,045,145)

Net realized and unrealized loss	$(14,933,020)

Net decrease in net assets from operations	$(15,077,238)

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Consolidated Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010(1)

From operations —
Net investment loss	$(144,218)	$(452,414)
Net realized gain from investment transactions, written options, futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	10,112,125	20,563,000
Net change in unrealized appreciation (depreciation) from investments, written options, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(25,045,145)	12,926,121

Net increase (decrease) in net assets from operations	$(15,077,238)	$33,036,707

Distributions to shareholders —
From net investment income
Class A	$(53,912)	$(3,002,276)
Class C	(13,449)	(774,484)
Class I	(172,174)	(12,224,329)
From net realized gain
Class A	—	(45,707)
Class C	—	(11,924)
Class I	—	(184,790)

Total distributions to shareholders	$(239,535)	$(16,243,510)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$75,718,799	$44,569,612
Class C	20,837,886	11,497,855
Class I	219,741,894	178,692,587
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	44,663	2,498,671
Class C	14,541	645,184
Class I	167,888	12,165,452
Cost of shares redeemed
Class A	(15,616,478)	(2,840,868)
Class C	(1,959,208)	(73,008)
Class I	(24,262,032)	(23,160,744)

Net increase in net assets from Fund share transactions	$274,687,953	$223,994,741

Net increase in net assets	$259,371,180	$240,787,938

Net Assets

At beginning of period	$240,787,938	$—

At end of period	$500,159,118	$240,787,938

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(139,735)	$244,018

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Consolidated Financial Highlights

	Class A

	Six Months Ended
	June 30, 2011		Period Ended
	(Unaudited)		December 31, 2010(1)

Net asset value — Beginning of period	$11.140		$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.011)		$(0.073)
Net realized and unrealized gain (loss)	(0.242)		2.000

Total income (loss) from operations	$(0.253)		$1.927

Less Distributions

From net investment income	$(0.007)		$(0.775)
From net realized gain	—		(0.012)

Total distributions	$(0.007)		$(0.787)

Net asset value — End of period	$10.880		$11.140

Total Return(3)	(2.27	)%(4)	19.35	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$103,324		$46,596
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.50	%(6)	1.50	%(6)(7)
Net investment loss	(0.20	)%(6)	(0.91	)%(6)
Portfolio Turnover	42	%(4)	77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser, sub-adviser and administrator reimbursed operating expenses (equal to 0.22% of average daily net assets for the period from the start of business, April 8, 2010, to December 31, 2010).

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Consolidated Financial Highlights — continued

	Class C

	Six Months Ended
	June 30, 2011		Period Ended
	(Unaudited)		December 31, 2010(1)

Net asset value — Beginning of period	$11.070		$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.051)		$(0.136)
Net realized and unrealized gain (loss)	(0.242)		1.984

Total income (loss) from operations	$(0.293)		$1.848

Less Distributions

From net investment income	$(0.007)		$(0.766)
From net realized gain	—		(0.012)

Total distributions	$(0.007)		$(0.778)

Net asset value — End of period	$10.770		$11.070

Total Return(3)	(2.65	)%(4)	18.56	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,984		$12,258
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.25	%(6)	2.25	%(6)(7)
Net investment loss	(0.92	)%(6)	(1.69	)%(6)
Portfolio Turnover	42	%(4)	77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser, sub-adviser and administrator reimbursed operating expenses (equal to 0.22% of average daily net assets for the period from the start of business, April 8, 2010, to December 31, 2010).

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Consolidated Financial Highlights — continued

	Class I

	Six Months Ended
	June 30, 2011		Period Ended
	(Unaudited)		December 31, 2010(1)

Net asset value — Beginning of period	$11.140		$10.000

Income (Loss) From Operations

Net investment income (loss)(2)	$0.002		$(0.053)
Net realized and unrealized gain (loss)	(0.245)		1.986

Total income (loss) from operations	$(0.243)		$1.933

Less Distributions

From net investment income	$(0.007)		$(0.781)
From net realized gain	—		(0.012)

Total distributions	$(0.007)		$(0.793)

Net asset value — End of period	$10.890		$11.140

Total Return(3)	(2.18	)%(4)	19.40	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$366,851		$181,934
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.25	%(6)	1.25	%(6)(7)
Net investment income (loss)	0.03	%(6)	(0.68	)%(6)
Portfolio Turnover	42	%(4)	77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser, sub-adviser and administrator reimbursed operating expenses (equal to 0.22% of average daily net assets for the period from the start of business, April 8, 2010, to December 31, 2010).

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Commodity Strategy Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2011 were $109,704,053 or 21.9% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate and inflation swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund had a net capital loss of $66,772 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2011.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from April 8, 2010 to December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Futures Contracts — Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, commodity, index or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

L Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non performance by the swap counterparty. Risk may also arise from movements in interest rates.

O Inflation Swaps — Pursuant to inflation swap agreements, the Fund either makes floating-rate payments on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

P Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with the unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 9 and 13. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Q Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to or received from the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation or depreciation on such notional amounts from the inception date of the swap, are recorded as a receivable or payable, as applicable, and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

R Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 1.05% of the Fund’s consolidated average daily net assets up to $500 million, 1.00% on consolidated net assets of $500 million but less than $1 billion, and at reduced rates on consolidated net assets of $1 billion and over, and is payable monthly. For the six months ended June 30, 2011, the investment adviser and administration fee amounted to $2,080,622 or 1.05% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Armored Wolf, LLC (Armored Wolf). EVM pays Armored Wolf a portion of its advisory and administration fee for sub-advisory services provided to the Fund. EVM and Armored Wolf have agreed to reimburse the Fund’s operating expenses, including expenses of the Subsidiary, to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively. This agreement may be changed or terminated at any time after April 30, 2012. Pursuant to this agreement, EVM and Armored Wolf were allocated none of the Fund’s operating expenses for the six months ended June 30, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $2,119 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $107,095 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or Armored Wolf’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee paid or accrued to EVD for the six months ended June 30, 2011 amounted to $107,078 for Class A shares. The Fund also has in effect a distribution plan for

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $85,866 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $28,622 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $10,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$35,607,915	$13,187,224
U.S. Government and Agency Securities	95,952,415	23,102,521

	$131,560,330	$36,289,745

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Period Ended
Class A	(Unaudited)	December 31, 2010(1)

Sales	6,701,769	4,230,304
Issued to shareholders electing to receive payments of distributions in Fund shares	4,132	226,534
Redemptions	(1,392,402)	(274,936)

Net increase	5,313,499	4,181,902

	Six Months Ended
	June 30, 2011	Period Ended
Class C	(Unaudited)	December 31, 2010(1)

Sales	1,850,364	1,054,973
Issued to shareholders electing to receive payments of distributions in Fund shares	1,358	58,867
Redemptions	(175,516)	(6,664)

Net increase	1,676,206	1,107,176

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2011	Period Ended
Class I	(Unaudited)	December 31, 2010(1)

Sales	19,466,710	17,381,749
Issued to shareholders electing to receive payments of distributions in Fund shares	15,545	1,102,943
Redemptions	(2,137,343)	(2,154,715)

Net increase	17,344,912	16,329,977

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$505,684,651

Gross unrealized appreciation	$2,213,439
Gross unrealized depreciation	(817,801)

Net unrealized appreciation	$1,395,638

9 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, purchased options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2011 is included in the Consolidated Portfolio of Investments.

A summary of obligations under these financial instruments at June 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net
				Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

9/16/11	Euro 6,000,000	United States Dollar 8,645,880	Citibank NA	$(37,153)

				$(37,153)

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net
				Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

9/16/11	Singapore Dollar 3,500,000	United States Dollar 2,838,904	Citibank NA	$10,821
9/21/11	Colombian Peso 950,000,000	United States Dollar 517,359	Citibank NA	17,998
9/21/11	Indonesian Rupiah 13,500,000,000	United States Dollar 1,550,833	Citibank NA	14,272
9/21/11	Russian Ruble 221,000,000	United States Dollar 7,465,712	Citibank NA	384,987
9/21/11	Taiwan Dollar 14,500,000	United States Dollar 506,108	Citibank NA	(834)
12/29/11	Yuan Renminbi 39,000,000	United States Dollar 6,095,655	Citibank NA	(32,499)

				$394,745

At June 30, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a payable of $27,356.

Futures Contracts
					Net
					Unrealized
					Appreciation
Expiration Date	Contracts	Position	Aggregate Cost	Value	(Depreciation)

12/2011	63 Corn	Short	$(2,078,650)	$(1,954,575)	$124,075
12/2011	12 Cotton	Long	773,855	711,540	(62,315)
12/2012	15 Cotton	Long	767,845	720,150	(47,695)
8/2011	13 Gold	Long	1,984,060	1,953,640	(30,420)
12/2011	16 Gold	Long	2,456,000	2,408,000	(48,000)
3/2012	50 Heating Oil	Long	6,329,610	6,364,470	34,860
6/2012	50 Heating Oil	Short	(6,223,560)	(6,264,510)	(40,950)
8/2011	36 Light Sweet Crude Oil	Long	3,383,300	3,435,120	51,820
8/2011	15 Light Sweet Crude Oil	Short	(1,420,020)	(1,431,300)	(11,280)
12/2011	21 Light Sweet Crude Oil	Short	(2,110,500)	(2,048,130)	62,370
9/2013	98 Light Sweet Crude Oil	Long	9,624,580	9,884,280	259,700
12/2013	196 Light Sweet Crude Oil	Short	(19,306,000)	(19,825,400)	(519,400)

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts (continued)
					Net
					Unrealized
					Appreciation
Expiration Date	Contracts	Position	Aggregate Cost	Value	(Depreciation)

6/2014	98 Light Sweet Crude Oil	Long	$9,604,000	$9,866,640	$262,640
8/2011	65 Natural Gas	Long	2,762,500	2,843,100	80,600
3/2012	180 Natural Gas	Long	8,898,060	8,622,000	(276,060)
4/2012	180 Natural Gas	Short	(8,636,060)	(8,418,600)	217,460
10/2011	10 Platinum	Long	862,900	863,050	150
9/2011	7 Silver	Long	1,278,725	1,219,120	(59,605)
11/2011	19 Soybean	Long	1,262,313	1,229,300	(33,013)
9/2011	60 CBOE Volatility Index	Short	(1,299,000)	(1,245,000)	54,000
10/2011	20 CBOE Volatility Index	Short	(459,200)	(440,000)	19,200
11/2011	20 CBOE Volatility Index	Long	465,200	451,000	(14,200)
12/2011	30 CBOE Volatility Index	Long	687,000	681,000	(6,000)
12/2011	52 Wheat	Long	1,865,775	1,709,500	(156,275)
9/2011	48 Euro	Short	(8,725,200)	(8,692,800)	32,400
9/2011	26 Japanese Yen	Short	(4,061,200)	(4,040,725)	20,475
9/2011	72 Mexican Peso	Long	3,036,600	3,053,700	17,100
9/2011	221 U.S. 5-Year Treasury Note	Long	26,426,959	26,342,164	(84,795)
9/2011	50 U.S. 10-Year Treasury Note	Short	(6,111,328)	(6,116,406)	(5,078)

					$(158,236)

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps on Commodity Futures
			Pay/Receive		(Pay)/Receive	Unrealized
	# of	Expiration	Commodity		Fixed Price	Appreciation/
Counterparty	Units	Date	Exchange Price	Reference Entity	Per Unit	(Depreciation)

Barclays Bank PLC	198	12/17/2012	Receive	LME Nickel Future 12/2012	$(22,510.00)	$147,114
Barclays Bank PLC	198	12/16/2013	Pay	LME Nickel Future 12/2013	22,160.00	(142,164)
Merrill Lynch International	625	12/19/2012	Receive	LME Copper Future 12/2012	(9,170.00)	85,625
Merrill Lynch International	625	12/18/2013	Pay	LME Copper Future 12/2013	8,870.00	(95,000)
Merrill Lynch International	20,000	11/19/2015	Receive	Light Sweet Crude Oil Future 12/2015	(105.21)	(99,600)
Merrill Lynch International	20,000	11/12/2015	Pay	Brent Crude Oil Future 12/2015	108.51	87,800

						$(16,225)

Inflation Swaps
	Notional				Net
	Amount	Fund	Fund	Termination	Unrealized
Counterparty	(000s omitted)	Receives	Pays	Date	Depreciation

Citibank NA	USD 1,100	0.94%	Return on CPI-U (NSA)	7/6/12	$(31,334)
Citibank NA	USD 1,200	0.99	Return on CPI-U (NSA)	8/4/12	(34,378)
Citibank NA	USD 2,100	1.10	Return on CPI-U (NSA)	10/4/12	(64,898)
Citibank NA	USD 2,000	1.24	Return on CPI-U (NSA)	11/1/12	(56,846)
Citibank NA	USD 3,000	1.30	Return on CPI-U (NSA)	12/6/12	(85,899)
Citibank NA	USD 8,600	1.96	Return on CPI-U (NSA)	2/10/13	(148,204)
Citibank NA	EUR 800	1.58	Return on EUR-EXT-CPI	7/5/15	(28,481)
Citibank NA	EUR 1,000	1.50	Return on EUR-EXT-CPI	8/4/15	(41,883)
Citibank NA	EUR 1,500	1.59	Return on EUR-EXT-CPI	10/5/15	(68,613)
Citibank NA	EUR 2,000	1.64	Return on EUR-EXT-CPI	11/2/15	(83,795)
Citibank NA	EUR 2,000	1.69	Return on EUR-EXT-CPI	12/6/15	(76,516)
Credit Suisse	EUR 6,000	2.00	Return on EUR-EXT-CPI	2/10/16	(88,714)

					$(809,561)

EUR - Euro
USD - U.S. Dollar
CPI-U (NSA) - Non-revised Consumer Price Index All Urban Non-Seasonally Adjusted
EUR-EXT-CPI - EUR-Non-revised Consumer Price Index excluding Tobacco

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps
						Net
	Notional	Fund				Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Citibank NA	$5,000	Receive	3-month USD-LIBOR-BBA	2.86%	11/16/20	$115,242
Citibank NA	7,000	Receive	3-month USD-LIBOR-BBA	3.42	1/5/21	(242,257)
Citibank NA	600	Receive	3-month USD-LIBOR-BBA	3.75	8/4/40	24,423
Citibank NA	1,400	Receive	3-month USD-LIBOR-BBA	3.32	8/25/40	168,264
Citibank NA	1,300	Receive	3-month USD-LIBOR-BBA	3.35	10/4/40	155,364
Citibank NA	2,000	Receive	3-month USD-LIBOR-BBA	3.67	11/1/40	129,157
Citibank NA	1,700	Receive	3-month USD-LIBOR-BBA	3.97	12/6/40	26,039
Citibank NA	2,600	Receive	3-month USD-LIBOR-BBA	4.17	1/5/41	(97,147)
Credit Suisse	5,400	Receive	3-month USD-LIBOR-BBA	3.76	2/10/21	(330,043)
Credit Suisse	4,000	Receive	3-month USD-LIBOR-BBA	4.47	2/10/41	(353,398)
Credit Suisse	40,000	Receive	3-month USD-LIBOR-BBA	3.89	6/27/41	1,315,429

						$911,073

Credit Default Swaps — Sell Protection
						Current			Net
		Notional	Contract			Market		Upfront	Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received	(Depreciation)

Russia	Citibank NA	$275	1.00	%(1)	9/20/15	1.26%	$(2,568)	$10,748	$8,180
Russia	Citibank NA	1,000	1.00	(1)	12/20/15	1.31	(12,111)	23,784	11,673
Russia	Citibank NA	1,000	1.00	(1)	12/20/15	1.31	(12,111)	22,887	10,776
Russia	Citibank NA	5,500	1.00	(1)	3/20/16	1.35	(81,567)	94,727	13,160
Russia	Citibank NA	2,500	1.00	(1)	6/20/16	1.39	(43,831)	29,942	(13,889)

							$(152,188)	$182,088	$29,900

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection
								Net
		Notional	Contract				Upfront	Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

France	Credit Suisse	$13,000	0.25	%(1)	6/20/16	$339,242	$(307,969)	$31,273
Germany	Citibank NA	1,200	0.25	(1)	9/20/15	3,096	(6,351)	(3,255)
Germany	Citibank NA	1,200	0.25	(1)	12/20/15	4,814	(6,758)	(1,944)
Germany	Citibank NA	2,500	0.25	(1)	12/20/15	10,029	(28,936)	(18,907)
Germany	Citibank NA	4,100	0.25	(1)	3/20/16	22,241	(52,183)	(29,942)
Germany	Credit Suisse	11,000	0.25	(1)	6/20/16	75,170	(98,524)	(23,354)
Spain	Citibank NA	2,500	1.00	(1)	9/20/16	184,264	(210,434)	(26,170)
Spain	Credit Suisse	4,000	1.00	(1)	6/20/16	279,954	(238,774)	41,180
Spain	Credit Suisse	12,000	1.00	(1)	9/20/16	884,465	(1,139,644)	(255,179)
Venezuela	Citibank NA	1,000	5.00	(1)	6/20/16	169,004	(203,467)	(34,463)
Venezuela	Merrill Lynch International	1,500	5.00	(1)	6/20/13	88,497	(130,172)	(41,675)
Markit CDX Emerging Markets Index	Citibank NA	3,000	5.00	(1)	6/20/16	(375,083)	383,641	8,558
Markit CDX Emerging Markets Index	Citibank NA	5,000	5.00	(1)	6/20/16	(625,304)	679,308	54,004
Markit CDX Emerging Markets Index	Citibank NA	7,500	5.00	(1)	6/20/16	(937,956)	1,013,869	75,913

						$122,433	$(346,394)	$(223,961)

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2011, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $10,275,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps on Commodity Indices
					Net
	Notional				Unrealized
	Amount	Expiration			Appreciation
Counterparty	(000’s omitted)	Date	Fund Pays	Fund Receives	(Depreciation)

Credit Suisse	$196,100	7/8/11	0.18%	Excess Return on Dow Jones-UBS Commodity Index	$(9,188,706)
Citibank NA	40,000	7/18/11	0.48	Excess Return on Citi Commodities Curve Beta Enhanced Dow Jones-UBS Commodity Index	(665,643)
Citibank NA	5,000	7/18/11	0.48	Excess Return on Citi Commodities Curve Beta Enhanced Super Alpha Dow Jones-UBS Commodity Index	8,848
Citibank NA	194,100	7/18/11	0.18	Excess Return on Dow Jones-UBS Commodity Index	(3,848,561)
Merrill Lynch International	72,700	7/20/11	0.18	Excess Return on Dow Jones-UBS Commodity Index	(344,894)
Merrill Lynch International	3,000	7/29/11	0.18	Excess Return on Dow Jones-UBS Commodity Index	(35,300)
Merrill Lynch International	25,000	7/29/11	0.55	Excess Return on MLCX Armored Wolf Enhanced Long-Short Index	—
Barclays Bank PLC	7,400	8/1/11	0.18	Excess Return on Dow Jones-UBS Commodity Index	91,518
Barclays Bank PLC	5,000	8/4/11	0.75	Excess Return on the Barclays Capital ComBATS 6 Index	—
Citibank NA	2,500	8/8/11	0.48	Excess Return on Citi Commodities Curve Beta Enhanced Dow Jones-UBS Commodity Long-Short Index	—
Citibank NA	7,000	8/31/11	0.60	Excess Return on Citi Custom CIVICS Long-Short Commodity Index	—

					$(13,982,738)

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Written options activity for the six months ended June 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	—	$—
Options written	419	1,211,359
Options terminated in closing purchase transactions	(287)	(953,967)

Outstanding, end of period	132	$257,392

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and use of derivatives, the Fund is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts and options thereon, total return swaps based on a commodity index, written options and commodity exchange traded notes that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Credit Risk: The Fund enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap and inflation swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance return or to hedge against fluctuations in currency exchange rates.

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The Fund enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $16,875,008. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $71,748,758.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, over-the-counter options, and forward foreign currency exchange contracts are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives. At June 30, 2011, the maximum amount of loss the Fund would incur due to counterparty risk was $3,803,552, with the highest amount from any one counterparty being $1,782,097. Such maximum amount would be reduced by any unamortized upfront payments received by the Fund. Such amount would be increased by any upfront payments made by the Fund. To mitigate this risk, the Fund has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At June 30, 2011, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $3,707,084 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2011 was as follows:

	Fair Value
			Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity	Exchange	Rate	Commodity

Unaffiliated investments, at value	$—	$—	$14,647	$957,032	$1,762,165
Net unrealized depreciation*	—	73,200	69,975	—	1,093,675
Receivable for open and closed forward foreign currency exchange contracts	—	—	428,078	—	—
Receivable for open and closed swap contracts; Premium paid/received on open swap contracts	2,060,776	—	—	1,933,918	782,252

Total Asset Derivatives	$2,060,776	$73,200	$512,700	$2,890,950	$3,638,092

Net unrealized depreciation*	$—	$(20,200)	$—	$(89,873)	$(1,285,013)
Payable for open and closed forward foreign currency exchange contracts	—	—	(97,842)	—	—
Payable for open and closed swap contracts; Premium paid/received on open swap contracts	(2,090,531)	—	—	(1,832,406)	(14,437,924)
Written options outstanding, at value	—	—	—	—	(257,080)

Total Liability Derivatives	$(2,090,531)	$(20,200)	$(97,842)	$(1,922,279)	$(15,980,017)

*  Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended June 30, 2011 was as follows:

			Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Equity	Exchange	Rate	Commodity

Net realized gain (loss) — Investment transactions	$—	$—	$(58,000)	$958,174	$(61,027)
Futures contracts	—	(104,420)	(213,311)	(361,602)	(371,946)
Written options	—	—	—	—	198,725
Swap contracts	(21,574)	—	—	493,355	10,355,467
Foreign currency and forward foreign currency exchange contract transactions	—	—	(585,592)	—	—

Total	$(21,574)	$(104,420)	$(856,903)	$1,089,927	$10,121,219

Change in unrealized appreciation (depreciation) — Investments	$—	$—	$(258,353)	$538,957	$100,194
Written options	—	—	—	—	312
Futures contracts	—	53,000	74,437	389,862	(287,727)
Swap contracts	(292,488)	—	—	(1,140,491)	(26,116,213)
Foreign currency and forward foreign currency exchange contracts	—	—	357,592	—	—

Total	$(292,488)	$53,000	$173,676	$(211,672)	$(26,303,434)

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional amounts of commodity and index, U.S. Treasury and foreign currency futures contracts, swap contracts and forward foreign currency exchange contracts outstanding during the six months ended June 30, 2011, which are indicative of the volume of these derivative types, were approximately $36,552,000, $22,071,000, $6,292,000, $512,491,000 and $12,679,000, respectively.

The average principal amount of purchased currency options contracts, average number of purchased index options contracts, purchased U.S. Treasury options contracts and purchased commodity options contracts outstanding during the six months ended June 30, 2011, which are indicative of the volume of this derivative type, were approximately $10,358,000, 4,286,000 contracts, 500 contracts and 143 contracts, respectively.

10 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

11 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

12 Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

13 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Corporate Bonds	$—	$23,675,957	$—	$23,675,957
Foreign Government Bonds	—	500,650	—	500,650
U.S. Treasury Obligations	—	110,708,333	—	110,708,333
Exchange-Traded Notes	3,763,475	—	—	3,763,475
Investment Funds	4,047,764	—	—	4,047,764
Currency Options Purchased	—	14,647	—	14,647
Call Options Purchased	2,196,612	—	—	2,196,612
Put Options Purchased	241,920	280,665	—	522,585
Short-Term Investments —
U.S. Treasury Obligations	—	319,994,740	—	319,994,740
Other Securities	—	41,655,526	—	41,655,526

Total Investments	$10,249,771	$496,830,518	$—	$507,080,289

Forward Foreign Currency Exchange Contracts	$—	$428,078	$—	$428,078
Futures Contracts	1,236,850	—	—	1,236,850
Swap Contracts	—	4,776,946	—	4,776,946

Total	$11,486,621	$502,035,542	$—	$513,522,163

Liability Description

Put Options Written	$(257,080)	$—	$—	$(257,080)
Forward Foreign Currency Exchange Contracts	—	(97,842)	—	(97,842)
Futures Contracts	(1,395,086)	—	—	(1,395,086)
Swap Contracts	—	(18,360,861)	—	(18,360,861)

Total	$(1,652,166)	$(18,458,703)	$—	$(20,110,869)

The Fund held no investments or other financial instruments as of June 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory and administrative agreement of Eaton Vance Commodity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), and the sub-advisory agreement with Armored Wolf, LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In this regard, the Board considered the Adviser’s role in supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board evaluated, where relevant, the abilities and experience of such personnel in investing in commodity-linked derivative securities, global inflation-linked bonds and emerging market bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Eaton Vance Management and its affiliates, including accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Fund has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by Eaton Vance Management and sub-advised by the Sub-adviser pursuant to separate investment and sub-advisory agreements that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board also noted that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonable foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Commodity Strategy Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Commodity Strategy Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Commodity Strategy Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Commodity Strategy Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Armored Wolf, LLC
65 Enterprise
Aliso Viejo, CA 92656
(949) 330-6135

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4672-8/11	CSSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson

Duncan W. Richardson President

Date:	August 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell Treasurer

Date:	August 23, 2011

By:	/s/ Duncan W. Richardson

Duncan W. Richardson President

Date:	August 23, 2011